Federated New York Municipal Cash Trust
(A Portfolio of Money Market Obligations Trust)

Cash II Shares
--------------------------------------------------------------------------------
Cash Series Shares
Institutional Shares
Institutional Service Shares

Supplement to current Prospectuses, dated February 28, 2007

     1. Under the section entitled "WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?" please delete the third and fourth sentences of the first paragraph and replace them with the following.

           The Fund's investment adviser (Adviser) also normally (except as discussed herein) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may invest the Fund's assets in securities that may be subject to AMT. In such circumstances, interest from the Fund's investments may be subject to the AMT. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

     2. Under the section entitled "WHAT ARE THE FUND'S INVESTMENT STRATEGIES?" please delete the first four sentences and replace them with the following:

           The Fund invests in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund's investment adviser (Adviser) also normally (except as discussed herein) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may invest the Fund's assets in securities that may be subject to AMT. In such circumstances, interest from the Fund's investments may be subject to the AMT. The Fund will have a dollar weighted average maturity of 90 days or less.


                                                              August 21, 2007

     Federated Securities Corp., Distributor

     Cusip 60934N310
     Cusip 608919866
     Cusip 608919858
     Cusip 60934N294
     37164 (8/07)




Federated New York Municipal Cash Trust
(A Portfolio of Money Market Obligations Trust)

Cash II Shares
--------------------------------------------------------------------------------
Cash Series Shares
Institutional Shares
Institutional Service Shares

Supplement to current Statement of Additional Information, dated
February 28, 2007

     1. Under the section entitled "SECURITIES DESCRIPTIONS AND TECHNIQUES" please delete the second paragraph of the security description entitled "PRIVATE ACTIVITY BONDS" and replace with the following:

           The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).







                                                       August 21, 2007

     Federated Securities Corp., Distributor

     Cusip 60934N310
     Cusip 608919866
     Cusip 608919858
     Cusip 60934N294


     37165 (8/07)